Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
REVENUES
Revenue from product sales	$ 1,207	$ 1,483
Revenue from services	757	742
Total Revenues	1,964	2,225
COST OF REVENUES
Cost of product sales	1,182	1,417
Cost of services	277	224
Total cost of revenues	1,459	1,641
GROSS PROFIT	505	584
OPERATING EXPENSES:
Salaries and salary related costs, including stock based compensation	1,020	812
Professional fees and consulting	267	750
General and administrative	517	590
Depreciation and amortization	75	416
Research and development	752	777
Total operating expenses	2,631	3,345
Loss from operations	(2,126)	(2,761)
OTHER EXPENSE:
Interest expense, net of interest income	(95)	(206)
Loss from continuing operations before provision for income taxes	$ (2,221)	$ (2,967)
PROVISION FOR INCOME TAXES
NET LOSS	$ (2,221)	$ (2,967)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	2	51
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	$ (2,223)	$ (3,018)
NET LOSS PER SHARE
Basic	$ (0.08)	$ (0.13)
Diluted	$ (0.08)	$ (0.13)
SHARES USED IN CALCULATION OF NET INCOME PER SHARE
Basic	27,847	22,513
Diluted	27,847	22,513